February 7, 2020	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351
F +1 202 778 9100

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (File Nos. 333-70754 and 811-10509) – Request for Selective Review

Ladies and Gentlemen:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the EQ/Core Plus Bond Portfolio (currently known as the CharterSM Multi-Sector Bond Portfolio) (the “Portfolio”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes a Prospectus (the “Prospectus”) and a Statement of Additional Information (the “SAI”) for the Portfolio. The Portfolio previously was included in a combined prospectus and a combined SAI with the other series of the Trust. The filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Trust.

The Prospectus and SAI have been revised to replace information about the CharterSM Multi-Sector Bond Portfolio with information about the EQ/Core Plus Bond Portfolio, in connection with the proposed restructuring and re-naming of the CharterSM Multi-Sector Bond Portfolio, subject to shareholder approval sought pursuant to a proxy statement that was filed in preliminary form on January 31, 2020 (Accession No. 0001193125-20-020952). As part of the proposed restructuring of the CharterSM Multi-Sector Bond Portfolio, the Portfolio would be changed from a fund-of-funds investment strategy to a strategy pursuant to which the Portfolio would allocate its assets among three or more investment sub-advisers, each of which would actively manage its allocated portion of the Portfolio using a different yet complementary investment strategy.

Portfolio	Sub-Advisers
CharterSM Multi-Sector Bond Portfolio	N/A
EQ/Core Plus Bond Portfolio	AXA Investment Managers, Inc. Brandywine Global Investment Management, LLC Loomis, Sayles & Company, L.P.

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

T +1 202 778 9000     F +1 202 778 9100     klgates.com

U.S. Securities and Exchange Commission

February 7, 2020

The Prospectus and SAI have been revised to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, benchmark, fee and expense changes for the CharterSM Multi-Sector Bond Portfolio in connection with the proposed restructuring of the Portfolio.

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

The section of the Prospectus titled “Portfolio Services” does not differ in any significant way from the corresponding disclosure in the Prospectus contained in the currently effective registration statement for the Trust and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 56 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares of CharterSM Multi-Sector Bond Portfolio (Accession No. 0001193125-17-025834) (January 31, 2017).

The form of the SAI and the text of the SAI (except the sections titled “Investment Management and Other Services - The Adviser,” “Investment Management and Other Services - The Sub-Advisers,” and Appendices B and C) do not differ in any significant way from the corresponding disclosures in the SAIs contained in the currently effective registration statements for the Trust and EQ Advisors Trust, as applicable, and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 56 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class B, and Class K shares of CharterSM Multi-Sector Bond Portfolio (Accession No. 0001193125-17-025834) (January 31, 2017). (“Description of the Trust,” “Trust Investment Policies,” “Investment Strategies and Risks,” “Portfolio Holdings Disclosure Policy,” “Investment Management and Other Services” (all sub-sections except “The Adviser,” “The Sub-Advisers,” and “Compensation to Financial Intermediaries”), “Brokerage Allocation and Other Strategies,” “Purchase, Redemption and Pricing of Shares,” “Taxation,” “Other Information,” and “Other Services.”)

•

Post-Effective Amendment No. 140 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of series of EQ Advisors Trust (Accession No. 0001193125-19-031990) (February 8, 2019). (“Management of the Trust,” “Conflicts of Interest,” “Proxy Voting Policies and Procedures,” and “Investment Management and Other Services - Compensation to Financial Intermediaries.”)

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus and SAI in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 62 to the Trust’s Registration Statement (“PEA No. 62”), which was filed with the Securities and Exchange Commission on April 26, 2019. In PEA No. 62, the Portfolio was included in a combined prospectus and a combined SAI with the other series of the Trust.

U.S. Securities and Exchange Commission

February 7, 2020

The Post-Effective Amendment is scheduled to become effective on April 7, 2020 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 23, 2020. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.

Victoria Zozulya, Esq.

Kiesha T. Astwood-Smith, Esq.

Maureen Kane, Esq.

AXA Equitable Funds Management Group, LLC

Fatima Sulaiman

K&L Gates LLP